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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
                 -------------------------------
   Address:      1440 Chapin Avenue, Suite 201
                 -------------------------------
                 Burlingame, CA 94010
                 -------------------------------

Form 13F File Number: 28-05503
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
         -------------------------------
Title:   President
         -------------------------------
Phone:   (650) 685-8541
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Harvey Allison                 Burlingame, California   August 14, 2006
   -------------------------------    -----------------        -------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          19
                                        --------------------

Form 13F Information Table Value Total:     $155429
                                        --------------------
                                            (thousands)


List of Other Included Managers:               None

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

Akamai Technologies, Inc.      COM         00971T101   4863     134380   SH              SOLE        N/A     134380
Apple Computer, Inc.           COM         037833100   9365     163528   SH              SOLE        N/A     163528
Arbinet-thexchange, Inc.       COM         03875P100   1786     318308   SH              SOLE        N/A     318308
Cisco Systems, Inc.            COM         17275R102   7984     408821   SH              SOLE        N/A     408821
Digital Insight Corp.          COM         25385P106   2938      85688   SH              SOLE        N/A      85688
eBay, Inc.                     COM         278642103   1671      57035   SH              SOLE        N/A      57035
Equinix, Inc.                  COM         29444U502   4994      91040   SH              SOLE        N/A      91040
Google Inc.                    COM         38259P508  17341      41355   SH              SOLE        N/A      41355
Kenexa Corporation             COM         488879107   2471      77589   SH              SOLE        N/A      77589
LoopNet, Inc.                  COM         543524300   1736      95208   SH              SOLE        N/A      95208
Neustar, Inc.                  COM         64126X201    533      15800   SH              SOLE        N/A      15800
Omniture, Inc.                 COM         68212S109   7322    1004336   SH              SOLE        N/A    1004336
Online Resources Corp.         COM         68273G101    233      22540   SH              SOLE        N/A      22540
Open Solutions, Inc.           COM         68371P102    481      18070   SH              SOLE        N/A      18070
Salesforce.com, Inc.           COM         79466L302  63907    2397103   SH              SOLE        N/A    2397103
Savvis, Inc.                   COM         805423308    713      24088   SH              SOLE        N/A      24088
Ultimate Software Group, Inc.  COM         90385D107    943      49210   SH              SOLE        N/A      49210
Verisign, Inc.                 COM         92343E102  15298     660253   SH              SOLE        N/A     660253
Yahoo, Inc.                    COM         984332106  10850     328795   SH              SOLE        N/A     328795

